Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 375,975	$ 361,014
Provision	1,900	25,335
Foreign currency translation adjustments	(10,298)	(10,374)
Ending balance	$ 367,577	$ 375,975